Schedule of Investments (unaudited)	iShares® MSCI China Multisector Tech ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Capital Markets — 1.0%
East Money Information Co. Ltd., Class A	25,952	$51,194
Hithink RoyalFlush Information Network Co. Ltd., Class A	800	18,085
		69,279
Communications Equipment — 3.1%
BYD Electronic International Co. Ltd.	22,000	64,039
Guangzhou Haige Communications Group Inc. Co., Class A	4,000	5,632
Hengtong Optic-Electric Co. Ltd., Class A	3,600	7,312
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	1,200	5,193
Yealink Network Technology Corp. Ltd., Class A	1,600	11,911
Zhongji Innolight Co. Ltd., Class A	1,200	18,164
ZTE Corp., Class A	6,400	31,666
ZTE Corp., Class H	20,800	63,866
		207,783
Consumer Finance — 1.0%
Lufax Holding Ltd., ADR	18,168	23,255
Qifu Technology Inc.	3,008	41,360
		64,615
Diversified Consumer Services — 4.0%
Koolearn Technology Holding Ltd.(a)(b)	10,000	37,182
New Oriental Education & Technology Group Inc.(b)	41,200	155,812
Offcn Education Technology Co. Ltd., Class A(b)	10,000	7,062
TAL Education Group, ADR(b)	12,044	65,399
		265,455
Electrical Equipment — 6.6%
Beijing Easpring Material Technology Co. Ltd., Class A	800	5,519
Contemporary Amperex Technology Co. Ltd., Class A	7,240	225,162
Eve Energy Co. Ltd., Class A	3,200	28,805
Fangda Carbon New Material Co. Ltd., Class A(b)	6,000	5,327
Ginlong Technologies Co. Ltd., Class A(b)	600	8,422
Gotion High-tech Co. Ltd., Class A	2,800	10,470
Guangzhou Great Power Energy & Technology Co. Ltd., Class A	800	5,277
Hongfa Technology Co. Ltd., Class A	880	3,743
Hoymiles Power Electronics Inc., NVS	92	6,613
Jiangsu GoodWe Power Supply Technology Co. Ltd., Class A, NVS	200	6,552
Jiangsu Zhongtian Technology Co. Ltd., Class A	5,600	11,424
Jiangxi Special Electric Motor Co. Ltd., Class A, NVS(b)	2,800	4,580
Ningbo Orient Wires & Cables Co. Ltd., Class A	1,192	8,207
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	740	5,982
Pylon Technologies Co. Ltd., Class A, NVS	284	7,883
Shenzhen Kstar Science & Technology Co. Ltd., Class A	800	4,359
Sieyuan Electric Co. Ltd.	1,200	7,982
Sungrow Power Supply Co. Ltd., Class A	2,400	37,136
Sunwoda Electronic Co. Ltd., Class A	2,800	6,270
Suzhou Maxwell Technologies Co. Ltd., Class A	480	10,666
TBEA Co. Ltd., Class A	6,400	20,119
Zhejiang Chint Electrics Co. Ltd., Class A	3,600	13,220
		443,718
Electronic Equipment, Instruments & Components — 10.2%
AAC Technologies Holdings Inc.(c)	20,000	41,005
Avary Holding Shenzhen Co. Ltd., Class A	3,200	11,410
BOE Technology Group Co. Ltd., Class A	59,600	33,267
Chaozhou Three-Circle Group Co. Ltd., Class A	3,200	13,553
China Railway Signal & Communication Corp. Ltd., Class A	12,000	10,050
China Zhenhua Group Science & Technology Co. Ltd., Class A	800	10,366
Foxconn Industrial Internet Co. Ltd., Class A	16,400	41,599
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
GoerTek Inc., Class A	5,600	$14,457
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	1,200	10,463
Hengdian Group DMEGC Magnetics Co. Ltd.	2,722	6,936
Huagong Tech Co. Ltd., Class A	1,600	7,798
Kingboard Holdings Ltd.	18,000	48,500
Kingboard Laminates Holdings Ltd.	26,000	23,794
Lens Technology Co. Ltd., Class A	7,800	12,749
Lingyi iTech Guangdong Co., Class A(b)	11,200	9,900
Luxshare Precision Industry Co. Ltd., Class A	11,600	44,507
Maxscend Microelectronics Co. Ltd., Class A	1,040	12,956
Raytron Technology Co. Ltd., Class A	800	5,578
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	200	5,617
Shengyi Technology Co. Ltd., Class A	3,600	7,716
Shennan Circuits Co. Ltd., Class A	800	8,802
Shenzhen Kaifa Technology Co. Ltd., Class A	2,400	7,719
Shenzhen Sunlord Electronics Co. Ltd., Class A	1,200	3,901
Sunny Optical Technology Group Co. Ltd.	19,200	180,729
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	2,800	9,991
Tianma Microelectronics Co. Ltd., Class A(b)	4,000	5,434
Unisplendour Corp.Ltd., Class A	4,800	22,012
Universal Scientific Industrial Shanghai Co. Ltd., Class A	3,200	6,322
Westone Information Industry Inc., Class A	1,200	4,988
Wingtech Technology Co. Ltd., Class A	2,000	14,019
Wuhan Guide Infrared Co. Ltd., Class A	5,360	7,734
WUS Printed Circuit Kunshan Co. Ltd., Class A	2,800	8,223
Xiamen Faratronic Co. Ltd.	400	7,532
Zhejiang Dahua Technology Co. Ltd., Class A	5,200	14,508
Zhejiang Supcon Technology Co. Ltd., Class A	804	11,681
		685,816
Entertainment — 9.3%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,600	16,541
Beijing Enlight Media Co. Ltd., Class A	4,800	5,945
Bilibili Inc., Class Z(b)	5,280	83,089
China Ruyi Holdings Ltd.(b)	160,000	35,761
G-Bits Network Technology Xiamen Co. Ltd., Class A	100	7,866
Giant Network Group Co. Ltd., Class A	2,800	8,199
iQIYI Inc., ADR(b)	11,952	48,525
Kingsoft Corp. Ltd.	25,600	93,068
Kunlun Tech Co. Ltd., Class A	2,000	16,122
Mango Excellent Media Co. Ltd., Class A	3,200	13,169
NetEase Inc.	15,600	265,338
Perfect World Co. Ltd., Class A	3,200	8,259
Tencent Music Entertainment Group, ADR(b)	696	4,830
Wanda Film Holding Co. Ltd., Class A(b)	3,600	6,226
Zhejiang Century Huatong Group Co. Ltd., Class A(b)	12,400	10,834
		623,772
Household Durables — 4.1%
Ecovacs Robotics Co. Ltd., Class A	800	7,782
Gree Electric Appliances Inc. of Zhuhai, Class A	4,400	20,411
Haier Smart Home Co. Ltd., Class A	10,000	30,181
Haier Smart Home Co. Ltd., Class H	65,600	187,630
Hangzhou Robam Appliances Co. Ltd., Class A	1,600	5,252
TCL Technology Group Corp., Class A	29,480	15,999
Zhejiang Supor Co. Ltd., Class A	800	5,028
		272,283
Interactive Media & Services — 15.0%
Autohome Inc., ADR	2,004	57,354
Baidu Inc., Class A(b)	18,200	279,445

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Multisector Tech ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
JOYY Inc., ADR	1,208	$29,958
Kanzhun Ltd., ADR(b)	4,880	67,685
Kuaishou Technology(a)(b)	43,600	295,861
Tencent Holdings Ltd.	6,400	253,276
Weibo Corp., ADR(b)	1,860	25,984
		1,009,563
IT Services — 1.3%
Chinasoft International Ltd.	72,000	42,955
DHC Software Co. Ltd., Class A	4,800	4,970
GDS Holdings Ltd., Class A(b)	25,600	31,302
Isoftstone Information Technology Group Co. Ltd., NVS	1,150	6,662
		85,889
Machinery — 1.9%
Haitian International Holdings Ltd.	16,000	36,357
Hoyuan Green Energy Co. Ltd., Class A	560	6,074
Jiangsu Hengli Hydraulic Co. Ltd., Class A	2,000	15,339
Keda Industrial Group Co. Ltd., Class A	3,200	4,772
Ningbo Deye Technology Co. Ltd., Class A, NVS	720	13,704
North Industries Group Red Arrow Co. Ltd., Class A	2,400	6,074
Riyue Heavy Industry Co. Ltd., Class A	1,600	4,791
Shenzhen Inovance Technology Co. Ltd., Class A	2,400	19,935
Shuangliang Eco-Energy Systems Co. Ltd.	3,200	5,750
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	3,200	11,685
		124,481
Media — 0.0%
China Literature Ltd.(a)(b)	800	3,027
Broadline Retail — 14.3%
Alibaba Group Holding Ltd.(b)	26,800	266,724
JD.com Inc., Class A	15,800	257,407
Pinduoduo Inc., ADR(b)	4,608	300,994
Vipshop Holdings Ltd., ADR(b)	9,556	136,842
		961,967
Semiconductors & Semiconductor Equipment — 15.4%
3peak Inc.	156	4,946
Advanced Micro-Fabrication Equipment Inc., Class A(b)	1,000	24,369
Amlogic Shanghai Co. Ltd., Class A(b)	684	8,642
ASR Microelectronics Co. Ltd.(b)	708	7,888
Cambricon Technologies Corp. Ltd., Class A(b)	668	23,857
China Resources Microelectronics Ltd., Class A	2,196	18,343
Daqo New Energy Corp., ADR(b)	1,616	58,095
Flat Glass Group Co. Ltd., Class A	2,800	12,701
Flat Glass Group Co. Ltd., Class H	12,000	33,745
GalaxyCore Inc., NVS	2,864	6,603
GCL-Poly Energy Holdings Ltd.(b)	544,000	118,136
GigaDevice Semiconductor Inc., Class A	1,200	18,676
Hangzhou Chang Chuan Technology Co. Ltd., Class A	775	5,511
Hangzhou First Applied Material Co. Ltd., Class A	3,136	13,502
Hangzhou Lion Electronics Co. Ltd., Class A	1,200	6,864
Hangzhou Silan Microelectronics Co. Ltd., Class A	2,400	10,769
Hua Hong Semiconductor Ltd.(a)(b)	16,000	51,800
Ingenic Semiconductor Co. Ltd., Class A	800	10,621
JA Solar Technology Co. Ltd., Class A	5,488	27,797
JCET Group Co. Ltd., Class A	2,800	12,264
Jiangsu Pacific Quartz Co. Ltd., Class A, NVS	400	6,382
Jinko Solar Co. Ltd., Class A	10,570	18,906
LONGi Green Energy Technology Co. Ltd., Class A	12,320	49,867
Montage Technology Co. Ltd., Class A	1,600	14,332
National Silicon Industry Group Co. Ltd., Class A(b)	4,000	12,589
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
NAURA Technology Group Co. Ltd., Class A	800	$34,138
Risen Energy Co. Ltd.(b)	2,000	6,584
Rockchip Electronics Co. Ltd.	800	9,852
Sanan Optoelectronics Co. Ltd., Class A	8,000	22,200
SG Micro Corp., Class A	600	9,142
Shanghai Aiko Solar Energy Co. Ltd., Class A(b)	1,974	9,561
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	744	5,963
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	8,000	21,479
Shenzhen SC New Energy Technology Corp., Class A	400	5,378
StarPower Semiconductor Ltd., Class A	300	9,191
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	5,200	27,143
Tianshui Huatian Technology Co. Ltd., Class A	4,800	6,558
TongFu Microelectronics Co. Ltd., Class A	2,400	8,350
Tongwei Co. Ltd., Class A	7,200	34,514
Trina Solar Co. Ltd., Class A	3,584	19,801
Unigroup Guoxin Microelectronics Co. Ltd., Class A	1,219	15,789
Verisilicon Microelectronics Shanghai Co. Ltd.(b)	806	10,573
Will Semiconductor Co. Ltd. Shanghai, Class A	2,020	28,345
Wuxi Autowell Technology Co. Ltd.	259	6,399
Xinjiang Daqo New Energy Co. Ltd., Class A	2,888	17,327
Xinyi Solar Holdings Ltd.	128,000	126,440
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	766	4,436
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	2,000	19,380
		1,035,748
Software — 5.4%
360 Security Technology Inc., Class A	11,600	22,695
Beijing E-Hualu Information Technology Co. Ltd., Class A(b)	1,200	6,232
Beijing Kingsoft Office Software Inc., Class A	800	48,544
Beijing Shiji Information Technology Co. Ltd., Class A	2,800	7,664
China National Software & Service Co. Ltd., Class A	1,192	10,166
Hundsun Technologies Inc., Class A	3,120	18,612
Iflytek Co. Ltd., Class A	3,600	30,224
Kingdee International Software Group Co. Ltd.(b)	76,000	101,033
NavInfo Co. Ltd., Class A	4,000	6,596
Qi An Xin Technology Group Inc.(b)	1,096	9,150
Sangfor Technologies Inc., Class A	800	14,009
Shanghai Baosight Software Co. Ltd., Class A	2,200	16,394
Shanghai Baosight Software Co. Ltd., Class B	13,520	44,950
Thunder Software Technology Co. Ltd., Class A	800	10,989
Yonyou Network Technology Co. Ltd., Class A	5,400	15,078
		362,336
Technology Hardware, Storage & Peripherals — 7.8%
China Greatwall Technology Group Co. Ltd., Class A	5,600	9,474
GRG Banking Equipment Co. Ltd., Class A	4,400	7,721
Inspur Electronic Information Industry Co. Ltd., Class A	2,400	15,014
Lenovo Group Ltd.	200,000	188,012
Ninestar Corp., Class A	2,400	13,190
Shenzhen Transsion Holding Co. Ltd., Class A	1,284	22,637
Xiaomi Corp., Class B(a)(b)	200,000	264,125
		520,173
Total Long-Term Investments — 100.4%
(Cost: $9,246,106)		6,735,905

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Multisector Tech ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(d)(e)(f)	42,164	$42,173

Total Short-Term Securities — 0.6%
(Cost: $42,156)		42,173

Total Investments — 101.0%
(Cost: $9,288,262)		6,778,078

Liabilities in Excess of Other Assets — (1.0)%		(68,877)

Net Assets — 100.0%		$6,709,201

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$47,181	$—		$(5,042	)(a)	$36	$(2)	$42,173	42,164	$388	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—		—	—	—	—	46		—
						$36	$(2)	$42,173		$434		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Multisector Tech ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,090,194	$5,645,711	$—	$6,735,905
Short-Term Securities
Money Market Funds	42,173	—	—	42,173
	$1,132,367	$5,645,711	$—	$6,778,078

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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